Document and Entity Information	May 18, 2021
Prospectus:
Document Type	497
Document Period End Date	May 18, 2021
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 18, 2021
Document Effective Date	May 18, 2021
Prospectus Date	Jun. 30, 2020
GMO Emerging Country Debt Fund | Class III
Prospectus:
Trading Symbol	GMCDX
GMO Emerging Country Debt Fund | Class IV
Prospectus:
Trading Symbol	GMDFX